THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED MAY 1, 2013)

VARIABLE COMPLIFE® (DATED MAY 1, 2013)

VARIABLE JOINT LIFE (DATED MAY 1, 2013)

VARIABLE EXECUTIVE LIFE (DATED MAY 1, 2013)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2013)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2013.

The section titled, “The Funds – Northwestern Mutual Series Fund, Inc. (the Series Fund)”, the table is amended to contain the following information:

Portfolio	Investment Objective	Sub-adviser (if applicable)

Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 23, 2013.